SCHEDULE OF ANALYSIS ABOUT COMPANY'S REVENUE AND OTHER INCOME (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenues
Total revenues	$ 43,462	$ 45,026
Livestreaming ecommerce	43,462	44,159
Sale of tiles (Note 18)		390
Interest income	213	77
Government grant		45
Tax subsidy	438	120
Loan forgiveness		167
Other income (Note 18)		825
Total other income	651	1,234
Business management and consulting services segment [member]
Revenues
Total revenues		$ 477